UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                          FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002.

Check here if Amendment  [     ];  Amendment Numer:
This Amendment  (Check only one.):     [     ]  is a restatement.
				       [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Advanced Investment Management, L.P.
Address:             Fifth Avenue Place, Suite 2900
                          120 Fifth Avenue
                        Pittsburgh, PA  15222

13F File Number:              28-4596






The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager::

Name:           J. Sean Stenson
Title:         Operations Manager
Phone:         412/255-1400 ext. 157
Signature, Place, and Date of Signing:



J. Sean Stenson       Pittsburgh, Pennsylvania      March 31, 2002

Report Type (Check only one.):

[  X  ]	13F HOLDINGS REPORT.

[       ]       13F NOTICE.

[      ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:	94,950

Form 13F Information Table Value Total:	$2,478,501

                                                                                13-F Filings Report
                                                                               As of Date:  03/31/02
           NAME OF                TITLE OF       CUSIP         FAIR      SHARES/ SH/ PUT/ INVESTMT
           ISSURER                 CLASS         NUMBER    MARKET VALUE  PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE   SHARENONE
I SHARES S&P 500                Common Stock     464287200         211807    1850 SH         SOLE    AIM         1850    0    0
NOKIA CORP                      Common Stock     654902204        1723494   83100 SH         SOLE    AIM        83100    0    0
ROYAL DUTCH PETE CO             Common Stock     780257804         543200   10000 SH         SOLE    AIM        10000    0    0